Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivatives Not Designated as Hedging Instruments
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$678,316	$(369,972)	$308,344
Currency	94,041	(185,622)	(91,581)
Energy	76,522	(202,853)	(126,331)
Indices	60,504	(55,851)	4,653
Interest Rates	30,579	(20,778)	9,801
Metals	23,749	(23,693)	56
	$963,711	$(858,769)	$104,942

As of December 31, 2011

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$10,408	$-	$10,408
Currency	527,500	(350,799)	176,701
Energy	225,038	(119,410)	105,628
Indices	17,851	(47,027)	(29,176)
Interest Rates	139,768	(10,045)	129,723
Metals	72,320	(80,138)	(7,818)
	$992,885	$(607,419)	$385,466

Trading Gain (Loss)

	Years Ended December 31,
Type of Futures Contracts	2012	2011	2010
Agriculture	$(361,619)	$(1,105,067)	$1,678,921
Currency	(598,618)	(1,380,681)	1,582,144
Energy	(483,184)	63,841	(1,308,951)
Indices	(655,571)	865,269	(773,614)
Interest Rates	162,682	935,552	2,380,917
Metals	(462,793)	276,344	(93,000)
	$(2,399,103)	$(344,742)	$3,466,417